Interest-bearing loans and borrowings (Details Narrative) S/ in Thousands, $ in Thousands				12 Months Ended
	Jan. 08, 2019 PEN (S/)	Feb. 01, 2013 PEN (S/)	Feb. 01, 2013 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Nov. 26, 2018 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Interest				S/ 45,380		S/ 45,358	S/ 44,729
Derivative Financial Instrument [Member]
Disclosure of detailed information about borrowings [line items]
Profit from settlement				27,003
Mid Term Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Cross currency swaps	S/ 580,769
Maximum amount of bond placed	S/ 1,000,000
USD | Derivative Financial Instrument [Member]
Disclosure of detailed information about borrowings [line items]
Cross currency swaps | $					$ 300,000
Amount Settled | $					$ 150,000
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total net proceeds from borowing		S/ 762,067
Interest				S/ 45,380		S/ 45,358
Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Face amount | $			$ 300,000
Total net proceeds from borowing | $			$ 293,646
Cross currency swaps								S/ 168,388
Percent of notes issued								56.13%